BALANCE SHEET COMPONENTS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands		Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Long-term warranty reserves		$ 23,762	$ 26,955
Unrecognized tax benefits		9,834	18,063
Long-term security deposit payable		1,990	2,148
Long-term pension liability		2,341	2,992
Other		546	1,594
Other long-term liabilities(1)	[1]	61,039	51,752
Affiliated entity
Related Party Transaction [Line Items]
Long-term warranty reserves		3,800	2,000
Affiliated entity | TotalEnergies
Related Party Transaction [Line Items]
Refund liabilities to Total		22,566	0
Affiliated entity | TotalEnergies | The Amendment to the Solarization Agreement
Related Party Transaction [Line Items]
Refund liabilities to Total		$ 22,566	$ 0

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).